Summary Prospectus and
Prospectus Supplement

February 23, 2024

Morgan Stanley ETF Trust

Supplement dated February 23, 2024 to the Morgan Stanley ETF Trust Summary Prospectus and Prospectus dated January 28, 2024

Calvert US Select Equity ETF (the "Fund")

Effective on February 23, 2024, Matthew Maillet will no longer serve as a portfolio manager of the Fund. Accordingly, all references to Mr. Maillet are removed from the Fund's Summary Prospectus and Prospectus. Christopher Madden, James Reber, Thomas C. Seto, Ibrahim Kara and Yijia Chen continue to serve as portfolio managers of the Fund.

Please retain this supplement for future reference.

  CALUSSESUMPROPSPT 2/24

Statement of Additional Information Supplement

February 23, 2024

Morgan Stanley ETF Trust

Supplement dated February 23, 2024 to the Morgan Stanley ETF Trust Statement of Additional Information dated January 28, 2024

Calvert US Select Equity ETF (the "Fund")

Effective on February 23, 2024, Matthew Maillet will no longer serve as a portfolio manager of the Fund. Accordingly, all references to Mr. Maillet are removed from the Fund's Statement of Additional Information. Christopher Madden, James Reber, Thomas C. Seto, Ibrahim Kara and Yijia Chen continue to serve as portfolio managers of the Fund.

Please retain this supplement for future reference.